UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-5021

Dreyfus Premier Short-Intermediate Municipal Bond Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	3/31
Date of reporting period:	6/30/14

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Short-Intermediate Municipal Bond Fund
June 30, 2014 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--97.5%	Rate (%)	Date	Amount ($)	Value ($)
Alabama--.8%
Alabama Public School and College
Authority, Capital Improvement
Revenue	5.00	5/1/16	2,500,000	2,715,075
Alabama Public School and College
Authority, Capital Improvement
Revenue	5.00	12/1/16	1,000,000	1,110,420
Arizona--2.0%
Phoenix Civic Improvement
Corporation, Junior Lien
Wastewater System Revenue	5.00	7/1/18	3,150,000	3,651,921
Phoenix Civic Improvement
Corporation, Transit Excise
Tax Revenue (Light Rail
Project)	5.00	7/1/17	3,000,000	3,380,250
Pima County,
Sewer System Revenue
Obligations	5.00	7/1/16	2,000,000	2,186,500
California--2.7%
California,
GO (Various Purpose)	5.00	12/1/19	3,105,000	3,694,081
California State Public Works
Board, LR (Judicial Council of
California) (New Stockton
Courthouse)	5.00	10/1/19	1,500,000	1,768,320
California State Public Works
Board, LR (Various Capital
Projects)	4.00	10/1/16	2,000,000	2,159,640
Modesto Irrigation District,
Electric System Revenue	5.00	7/1/16	2,250,000	2,466,000
North Natomas Community Facilities

District Number 4, Special Tax
Bonds	5.00	9/1/17	1,430,000		1,588,444
Stockton Unified School District,
GO	3.00	7/1/14	700,000		700,049
Colorado--1.3%
City and County of Denver,
Airport System Revenue	5.00	11/15/16	1,000,000		1,105,480
City and County of Denver,
Airport System Subordinate
Revenue	5.00	11/15/18	1,180,000		1,351,419
Colorado Educational and Cultural
Facilities Authority, Revenue
(Johnson and Wales University
Project)	5.00	4/1/18	2,000,000		2,252,540
Jefferson County School District
Number R-1, GO	3.00	12/15/16	1,000,000		1,062,580
District of Columbia--.3%
District of Columbia,
Income Tax Secured Revenue	5.00	12/1/16	1,200,000		1,333,944
Florida--9.3%
Broward County School Board,
COP (Master Purchase Agreement)	5.00	7/1/16	1,500,000		1,634,190
Citizens Property Insurance
Corporation, Personal Lines
Account/Commercial Lines
Account Senior Secured Revenue	5.00	6/1/17	5,000,000		5,600,350
Citizens Property Insurance
Corporation, Personal Lines
Account/Commercial Lines
Account Senior Secured Revenue	5.00	6/1/19	5,000,000		5,813,050
Citrus County,
PCR (Florida Power Corporation
Project) (Insured; XLCA)	0.30	1/1/18	6,550,000	a	6,353,500
Florida Board of Education,
Public Education Capital
Outlay Bonds	5.00	6/1/18	3,425,000		3,966,698
Florida Department of

Transportation, Turnpike
Revenue	5.00	7/1/17	4,365,000	4,930,835
Higher Educational Facilities
Financing Authority, Revenue
(The University of Tampa
Project)	4.00	4/1/16	1,250,000	1,309,613
Jacksonville Electric Authority,
Electric System Revenue	5.00	10/1/16	1,920,000	2,118,528
Kissimmee Utility Authority,
Electric System Revenue	4.00	10/1/15	1,850,000	1,933,139
Lakeland,
Energy System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	10/1/15	3,150,000	3,337,425
Miami-Dade County,
Aviation Revenue	4.00	10/1/17	3,725,000	4,064,757
Tampa,
Capital Improvement Cigarette
Tax Allocation Revenue (H. Lee
Moffitt Cancer Center Project)	4.00	9/1/17	1,055,000	1,154,444
Georgia--3.7%
Atlanta,
Water and Wastewater Revenue	5.00	11/1/16	4,950,000	5,481,086
Gwinnett County School District,
GO Sales Tax Bonds	4.00	10/1/16	5,000,000	5,412,050
Municipal Electric Authority of
Georgia, Revenue (Combined
Cycle Project)	5.00	11/1/16	2,500,000	2,763,475
Public Gas Partners, Inc.,
Gas Project Revenue (Gas
Supply Pool Number 1)	5.00	10/1/16	2,800,000	3,054,716
Illinois--10.7%
Chicago,
Customer Facility Charge
Senior Lien Revenue (Chicago
O'Hare International Airport)	5.00	1/1/18	1,105,000	1,237,898
Chicago,

General Airport Senior Lien
Revenue (Chicago O'Hare
International Airport)	5.00	1/1/17	4,350,000	4,800,095
Chicago,
General Airport Third Lien
Revenue (Chicago O'Hare
International Airport)
(Insured; National Public
Finance Guarantee Corp.)	5.25	1/1/16	3,575,000	3,833,115
Chicago,
GO (Project and Refunding
Series)	4.00	1/1/18	1,000,000	1,083,390
Illinois,
GO	5.00	1/1/15	2,665,000	2,727,947
Illinois,
GO	5.00	1/1/16	2,500,000	2,664,125
Illinois,
GO	5.00	7/1/17	5,000,000	5,547,000
Illinois,
Sales Tax Revenue (Build
Illinois Bonds)	4.00	6/15/16	2,750,000	2,947,093
Illinois,
Sales Tax Revenue (Build
Illinois Bonds)	5.00	6/15/17	5,570,000	6,286,803
Illinois,
Sales Tax Revenue (Build
Illinois Bonds) (Insured;
National Public Finance
Guarantee Corp.)	5.75	6/15/18	2,930,000	3,434,839
Illinois Department of Employment
Security, Unemployment
Insurance Fund Building
Receipts Revenue	5.00	6/15/16	5,050,000	5,513,388
Illinois Finance Authority,
Revenue (The University of
Chicago Medical Center)	5.00	8/15/16	2,105,000	2,304,280
Kane County Forest Preserve

District, GO	4.00	12/15/16	6,000,000	6,483,840
Indiana--2.2%
Indiana Finance Authority,
Environmental Facilities
Revenue (Indianapolis Power
and Light Company Project)	4.90	1/1/16	2,500,000	2,664,275
Indiana Finance Authority,
State Revolving Fund Program
Bonds	5.25	2/1/19	2,690,000	3,178,585
Indianapolis,
Thermal Energy System First
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	10/1/15	2,000,000	2,114,960
Rockport,
PCR (Indiana Michigan Power
Company Project)	1.75	6/1/18	2,000,000	2,001,480
Kansas--.3%
Kansas Turnpike Authority,
Turnpike Revenue	5.00	9/1/17	1,255,000	1,424,325
Louisiana--1.1%
Tobacco Settlement Financing
Corporation of Louisiana,
Tobacco Settlement
Asset-Backed Bonds	5.00	5/15/18	4,250,000	4,791,620
Maryland--1.8%
Baltimore Mayor and City Council,
Consolidated Public
Improvement GO	5.00	10/15/16	1,500,000	1,658,220
Maryland Department of
Transportation, Consolidated
Transportation Revenue	5.00	6/1/16	6,000,000	6,543,540
Massachusetts--2.3%
Massachusetts,
GO (Consolidated Loan)	5.00	12/1/16	5,000,000	5,557,500
Massachusetts Development Finance
Agency, Revenue (Tufts Medical
Center Issue)	5.00	1/1/16	650,000	686,179

Massachusetts Municipal Wholesale
Electric Company, Power Supply
Project Revenue (Project
Number 6 Issue)	5.00	7/1/16	3,700,000	4,036,441
Michigan--2.7%
Detroit,
Sewage Disposal System Senior
Lien Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.50	7/1/14	3,125,000	3,125,125
Michigan Finance Authority,
Revenue (School District of
the City of Detroit)	5.00	6/1/17	3,000,000	3,276,420
Wayne County Airport Authority,
Airport Revenue (Detroit
Metropolitan Wayne County
Airport)	5.00	12/1/19	5,000,000	5,706,800
Minnesota--1.7%
Minnesota,
State General Fund
Appropriation Bonds	5.00	3/1/17	5,470,000	6,114,530
University of Minnesota Regents,
GO	5.00	12/1/16	1,520,000	1,689,799
Missouri--.7%
Springfield Public Utilities
Board, COP (Lease/Purchase
Agreement)	5.00	12/1/16	3,000,000	3,310,800
Nebraska--1.7%
Omaha Public Power District,
Electric System Revenue	5.00	2/1/16	3,770,000	4,054,220
Omaha Public Power District,
Electric System Revenue	5.00	2/1/19	3,150,000	3,682,476
Nevada--1.8%
Nevada,
Highway Revenue (Motor Vehicle
Fuel Tax)	4.00	12/1/17	5,000,000	5,558,550
Nevada,

Unemployment Compensation Fund
Special Revenue	5.00	6/1/18	2,500,000		2,865,900
New Jersey--1.5%
New Jersey Economic Development
Authority, School Facilities
Construction Revenue	5.00	3/1/19	3,765,000		4,303,847
New Jersey Turnpike Authority,
Turnpike Revenue	0.61	1/1/18	2,500,000	a	2,498,575
New York--16.0%
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/16	5,000,000		5,538,400
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/16	1,000,000		1,107,680
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/17	1,500,000		1,711,515
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/18	1,000,000		1,165,090
New York City,
GO	5.00	8/1/18	6,500,000		7,493,655
New York City,
GO	5.00	8/1/19	5,750,000		6,737,907
New York City Industrial
Development Agency, Senior
Airport Facilities Revenue
(Transportation Infrastructure
Properties, LLC Obligated
Group)	5.00	7/1/17	2,000,000		2,182,280
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue	5.00	11/1/16	5,000,000		5,536,050
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue	5.00	5/1/17	5,000,000		5,632,100

New York City Transitional Finance
Authority, Revenue (New York
City Recovery)	5.00	11/1/17	6,050,000	6,919,445
New York State Dormitory
Authority, Revenue (Mount
Sinai School of Medicine of
New York University)	5.00	7/1/15	1,000,000	1,047,080
New York State Dormitory
Authority, Revenue (State
University of New York
Dormitory Facilities)	5.00	7/1/18	1,750,000	2,011,730
New York State Dormitory
Authority, School Districts
Revenue (Bond Financing
Program)	5.00	10/1/16	2,825,000	3,103,686
New York State Dormitory
Authority, State Personal
Income Tax Revenue (General
Purpose)	5.00	3/15/17	5,000,000	5,606,850
New York State Dormitory
Authority, State Personal
Income Tax Revenue (General
Purpose)	5.00	2/15/19	2,500,000	2,921,850
New York State Thruway Authority,
General Revenue Junior
Indebtedness Obligations	5.00	5/1/19	3,000,000	3,487,290
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds	5.00	4/1/16	5,000,000	5,408,650
Port Authority of New York and New
Jersey (Consolidated Bonds,
175th Series)	5.00	12/1/17	3,000,000	3,428,670
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)	4.00	11/15/17	1,500,000	1,664,295
North Carolina--2.3%
North Carolina Municipal Power

Agency, Catawba Electric
Revenue	4.00	1/1/18	4,480,000	4,947,219
Wake County,
GO (School Bonds)	5.00	2/1/17	5,100,000	5,692,365
Ohio--1.0%
Ohio,
Common Schools GO Bonds	5.00	3/15/17	4,000,000	4,478,120
Ohio State University,
General Receipts Bonds
(Escrowed to Maturity)	5.00	12/1/14	70,000	71,440
Oregon--.4%
Oregon,
GO (State Property - Various
Projects)	5.00	5/1/16	1,750,000	1,901,672
Pennsylvania--6.0%
Adams County Industrial
Development Authority, Revenue
(Gettysburg College)	5.00	8/15/14	1,000,000	1,005,820
Allegheny County Airport
Authority, Airport Revenue
(Pittsburgh International
Airport) (Insured; Assured
Guaranty Municipal Corp.)	5.00	1/1/16	3,750,000	3,976,388
Beaver County Hospital Authority,
Revenue (Heritage Valley
Health System, Inc.)	5.00	5/15/15	1,000,000	1,040,120
Pennsylvania,
GO	5.00	5/1/17	3,860,000	4,337,907
Pennsylvania Economic Development
Financing Authority, SWDR
(Waste Management, Inc.
Project)	4.70	11/1/14	3,500,000	3,543,750
Pennsylvania Economic Development
Financing Authority,
Unemployment Compensation
Revenue	5.00	7/1/17	10,835,000	12,253,301
Philadelphia School District,

GO	5.00	9/1/15	1,200,000		1,265,316
Texas--9.8%
Arlington Independent School
District, Unlimited Tax School
Building Bonds (Permament
School Fund Guarantee Program)	5.00	2/15/19	1,295,000		1,518,931
Copperas Cove Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	5.00	8/15/16	855,000		900,512
Copperas Cove Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)
(Prerefunded)	5.00	8/15/15	395,000	b	416,421
Dallas and Fort Worth,
Joint Revenue (Dallas/Fort
Worth International Airport)	5.00	11/1/17	7,400,000		8,371,546
Dallas and Fort Worth,
Joint Revenue (Dallas/Fort
Worth International Airport)	5.00	11/1/18	1,000,000		1,160,890
Dallas Independent School
District, Unlimited Tax Bonds
(Permanent School Fund
Guarantee Program)	5.00	8/15/17	1,995,000		2,265,023
Fort Worth,
Water and Sewer System
Improvement Revenue	5.00	2/15/16	2,115,000		2,277,284
Houston,
Combined Utility System Firdt
Lien Revenue	5.00	11/15/19	1,380,000		1,634,983
Houston,
Public Improvement GO	5.00	3/1/18	5,000,000		5,747,250
Houston Convention and
Entertainment Facilities
Department, Hotel Occupancy
Tax and Special Revenue	5.00	9/1/15	2,800,000		2,946,188

Lake Travis Independent School
District, Unlimited Tax School
Building Bonds (Permament
School Fund Guarantee Program)	4.00	2/15/18	4,640,000	5,163,717
Love Field Airport Modernization
Corporation, Special
Facilities Revenue (Southwest
Airlines Company - Love Field
Modernization Program Project)	5.00	11/1/16	2,340,000	2,520,274
Sam Rayburn Municipal Power
Agency, Power Supply System
Revenue	5.00	10/1/16	1,000,000	1,090,500
San Antonio,
Water System Junior Lien
Revenue	5.00	5/15/19	1,000,000	1,176,200
Tarrant Regional Water District, A
Water Control and Improvement
District, Water Revenue	5.00	3/1/17	1,360,000	1,521,786
University of Houston System Board
of Regents, Consolidated
Revenue	5.00	2/15/16	4,415,000	4,753,763
Waco,
GO	4.00	2/1/16	1,000,000	1,057,430
Utah--2.2%
Intermountain Power Agency,
Subordinated Power Supply
Revenue	4.00	7/1/17	7,000,000	7,695,100
Intermountain Power Agency,
Subordinated Power Supply
Revenue	5.00	7/1/19	2,000,000	2,350,400
Virginia--2.0%
Virginia Commonwealth
Transportation Board, Federal
Transportation Grant
Anticipation Revenue Notes	5.00	9/15/16	3,195,000	3,520,283
Virginia Public School Authority,
School Technology and Security

Notes	5.00	4/15/18	5,000,000	5,769,700
Washington--5.9%
Energy Northwest,
Electric Revenue (Columbia
Generating Station)	5.00	7/1/18	5,000,000	5,796,700
King County,
Sewer Revenue	5.00	1/1/16	3,000,000	3,214,800
Seattle,
Municipal Light and Power
Improvement Revenue	5.00	6/1/17	1,950,000	2,197,123
Tobacco Settlement Authority of
Washington, Tobbaco Settlement
Revenue	5.00	6/1/18	3,650,000	4,159,357
Washington,
GO (Various Purpose)	5.00	7/1/16	5,000,000	5,472,600
Washington,
GO (Various Purpose)	5.00	2/1/18	5,245,000	6,015,071
Wisconsin--1.7%
Wisconsin,
GO	5.00	5/1/16	1,500,000	1,630,005
Wisconsin,
GO	5.00	5/1/18	2,410,000	2,785,237
Wisconsin,
GO	5.00	5/1/19	3,000,000	3,531,750
U.S. Related--1.6%
Puerto Rico Commonwealth,
Public Improvement GO	5.25	7/1/14	2,300,000	2,299,931
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; AMBAC)	5.50	7/1/14	5,000,000	5,000,150
Total Long-Term Municipal Investments
(cost $439,054,071)				444,341,045
Short-Term Municipal	Coupon	Maturity	Principal
Investments--.9%	Rate (%)	Date	Amount ($)	Value ($)
Massachusetts--.2%
Massachusetts Health and
Educational Facilities

Authority, Revenue (Wellesley
College Issue)	0.03	7/1/14	1,000,000	c	1,000,000
Michigan--.7%
Michigan Finance Authority,
State Aid Revenue Notes
(School District of the City
of Detroit)	4.38	8/20/14	3,175,000		3,189,859
Total Short-Term Municipal Investments
(cost $4,175,000)					4,189,859
Total Investments (cost $443,229,071)			98.4%		448,530,904
Cash and Receivables (Net)			1.6%		7,386,701
Net Assets			100.0%		455,917,605

a Variable rate security--interest rate subject to periodic change.
b This security is prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
c Variable rate demand note - rate shown is the interest rate in effect at June 30, 2014. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At June 30, 2014, net unrealized appreciation on investments was $5,301,833 of which $5,341,000 related to appreciated investment securities and $39,167 related to depreciated investment securities. At June 30, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association

GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempt Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Option Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

The following is a summary of the inputs used as of June 30, 2014 in valuing the fund's investments:

Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Municipal Bonds+	-	448,530,904	-	448,530,904

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All preceding securities are categorized as Level 2 in the hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier Short-Intermediate Municipal Bond Fund

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    August 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    August 21, 2014

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    August 21, 2014

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)